Accounting Policies - Additional Information (Detail) $ in Millions	4 Months Ended	12 Months Ended		18 Months Ended
	Apr. 24, 2015 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2009 USD ($)	Jun. 30, 2016 USD ($)
Accounting Policies [Line Items]
Maturity period of liquid investments		3 months
Maturity period of financial instruments		Greater than three months and less than one year
Direct and indirect development costs		$ 30.0
Revenue recognized			$ 22.0
Number of operating segments | segment		1
Restricted Stock Unit Awards [Member]
Accounting Policies [Line Items]
Award vesting period		4 years
Collaborative Arrangement [Member] | Teva Pharmaceutical Industries Ltd. [Member]
Accounting Policies [Line Items]
Proceeds from advance reimbursement research and development	$ 27.0
Hold-back amount and third-party expenses deducted from advanced reimbursement payment	3.8
Hold-back amount deducted from advanced reimbursement payment	3.0
Third-party expenses deducted from advanced reimbursement payment	$ 0.8
Collaboration revenue				$ 23.2